JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Assets	$ 30,014,952	$ 36,116,819
Liabilities	18,403,415	16,923,407
Operating Expenses	6,718,015	9,721,653
Gain (Loss) on Investments	$ 12,706
GMP Bio [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	45.00%
JV [Member]
Schedule of Equity Method Investments [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 50,400,000
Assets	23,000,000
Common Stock, Value, Subscriptions	18,000,000
GMP Bio [Member]
Schedule of Equity Method Investments [Line Items]
Intangible Assets, Net (Excluding Goodwill)	22,700,000
Liabilities	2,600,000
Operating Expenses	4,800,000	$ 4,100,000
Gain (Loss) on Investments	13,000
Dragon Overseas [Member]
Schedule of Equity Method Investments [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 27,700,000